General (Fair Value Of Assets And Liabilities Assumed For Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified								0 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 15, 2011 M7 Aerospace [Member]	Dec. 15, 2011 M7 Aerospace [Member] Technology [Member] Y	Dec. 15, 2011 M7 Aerospace [Member] Customer Relationships And Backlog [Member] Y	Dec. 15, 2011 M7 Aerospace [Member] Brand Name [Member] Y	Oct. 14, 2010 ITL [Member] Technology [Member] Y	Oct. 14, 2010 ITL [Member] IPR&D [Member] Y	Oct. 14, 2010 ITL [Member] Customer Relationships And Backlog [Member] Y	Oct. 14, 2010 ITL [Member] Trade Name [Member] Y	Oct. 14, 2010 ITL [Member] Licenses [Member] Y	Oct. 14, 2010 ITL [Member] Non-Competition [Member] Y	Oct. 14, 2010 Soltam And Saymar [Member]	Oct. 14, 2010 Soltam And Saymar [Member] Technology [Member]	Oct. 14, 2010 Soltam And Saymar [Member] IPR&D [Member]	Oct. 14, 2010 Soltam And Saymar [Member] Customer Relationships And Backlog [Member]	Oct. 14, 2010 Soltam And Saymar [Member] Trade Name [Member]	Oct. 14, 2010 Soltam And Saymar [Member] Licenses [Member]	Oct. 14, 2010 Soltam And Saymar [Member] Non-Competition [Member]
Business Acquisition [Line Items]
Working capital, net	$ 306	[1]	$ (57,937)	[1]	$ (3,979)	[1]	$ 30,959										$ (59,650)
Long-term assets and investments							17										8,166
Property, plant and equipment	1,938	[1]	56,233	[1]	1,303	[1]	2,654										50,750
Long-term liabilities	(6,893)	[1]	(26,845)	[1]	(1,372)	[1]	(1,925)										(44,948)
Amortizable intangible assets								13,800	7,100	1,900								17,300	8,900	11,400	3,100	1,020	700
Non-controlling interest			(4,298)	[1]													(4,592)
Deferred taxes	(1,171)	[1]	(15,515)	[1]													(5,866)
Goodwill							29,911										94,292
Fair value of assets and liabilities assumed	$ 12,173	[1]	$ 229,556	[1]	$ 48,234	[1]	$ 84,416										$ 80,572
Expected useful lives, years								15	5	2	10	10		8	7	4
Expected useful lives, years, minimum													5
Expected useful lives, years, maximum													10

[1]	See Notes 1(D), 1(E) and 1(F)